CONSOLIDATED BALANCE SHEET (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments:
Fixed maturities, available for sale, at fair value (amortized cost: 2011 - $21,779.1; 2010 - $20,155.8)	$ 23,516.0	$ 20,633.9
Equity securities at fair value (cost: 2011 - $177.0; 2010 - $68.2)	175.1	68.1
Mortgage loans	1,602.8	1,761.2
Policy loans	279.7	284.4
Trading securities	91.6	372.6
Investments held by variable interest entities	496.3	420.9
Other invested assets	202.8	240.9
Total investments	26,364.3	23,782.0
Cash and cash equivalents - unrestricted	436.0	571.9
Cash and cash equivalents held by variable interest entities	74.4	26.8
Accrued investment income	288.7	327.8
Present value of future profits	697.7	1,008.6
Deferred acquisition costs	797.1	999.6
Reinsurance receivables	3,091.1	3,256.3
Income tax assets, net	865.4	1,127.0
Assets held in separate accounts	15.0	17.5
Other assets	292.2	277.4
Total assets	32,921.9	31,394.9
Liabilities for insurance products:
Interest-sensitive products	13,165.5	13,194.7
Traditional products	10,482.7	10,307.6
Claims payable and other policyholder funds	1,034.3	968.7
Liabilities related to separate accounts	15.0	17.5
Other liabilities	556.3	505.3
Investment borrowings	1,676.5	1,204.1
Borrowings related to variable interest entities	519.9	386.9
Notes payable - direct corporate obligations	857.9	998.5
Total liabilities	28,308.1	27,583.3
Commitments and contingencies (Note 7)
Shareholders' equity:
Common stock ($0.01 par value, 8,000,000,000 shares authorized, shares issued and outstanding: 2011 – 241,304,503; 2010 – 251,084,174)	2.4	2.5
Additional paid-in capital	4,361.9	4,424.2
Accumulated other comprehensive income	781.6	252.7
Retained earnings (accumulated deficit)	(532.1)	(867.8)
Total shareholders' equity	4,613.8	3,811.6
Total liabilities and shareholders' equity	$ 32,921.9	$ 31,394.9